INVESTMENTS	12 Months Ended
Dec. 31, 2013
Investments Disclosure [Abstract]
Investments Disclosure

5.       INVESTMENTS

The Company's investments as of December 31, 2013 and 2012 consisted of the following (in millions):

	December 31,
	2013	2012
Equity-method investments(a)	$53	$64
Other investments	3	23
Total investments	$56	$87

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  Equity-method investments includes investments in MLB Network, LLC (5.3% owned), iN Demand L.L.C. (29.3% owned) and National Cable Communications LLC (16.7% owned). In addition, the Company has an equity-method investment in Sterling Entertainment Enterprises, LLC (doing business as SportsNet New York, 26.8% owned). The Company has received distributions in excess of its investment in SportsNet New York and has reflected this amount ($185 million and $189 million as of December 31, 2013 and 2012, respectively) in other liabilities in the consolidated balance sheet.

For the years ended December 31, 2013, 2012 and 2011, the Company recognized income (losses) from equity-method investments of $19 million, $454 million and $(88) million, respectively, which is included in other income (expense), net, in the consolidated statement of operations.

SpectrumCo

On August 24, 2012, SpectrumCo, LLC (“SpectrumCo”), a joint venture between TWC, Comcast and Bright House Networks, LLC (“Bright House”), sold all of its advanced wireless spectrum licenses to Cellco Partnership (doing business as Verizon Wireless), a joint venture between Verizon Communications Inc. (“Verizon”) and Vodafone Group Plc, for $3.6 billion in cash. Upon closing, TWC, which owns 31.2% of SpectrumCo, received $1.112 billion, which is included in return of capital from investees in the consolidated statement of cash flows for the year ended December 31, 2012, and recorded a pretax gain of $430 million ($261 million on an after-tax basis), which is included in other income (expense), net, in the consolidated statement of operations for the year ended December 31, 2012. The balance of the Company's investment in SpectrumCo was $8 million as of December 31, 2012, representing TWC's share of SpectrumCo's remaining members' equity (primarily consisting of cash and equivalents, net of accrued expenses). During the first quarter of 2013, the Company received a final return of capital distribution from SpectrumCo of $7 million that, along with losses recognized from the Company's investment in SpectrumCo, resulted in an investment balance of zero.

Clearwire

On September 13, 2012, the Company exchanged all of its beneficially owned shares of Class B common stock of Clearwire Corporation (“Clearwire”) together with all of its beneficially owned Class B common units of Clearwire Communications LLC (“Clearwire Communications”) for shares of Class A common stock of Clearwire. On September 27, 2012, the Company sold these shares of Class A common stock for $64 million in cash. The sale resulted in a pretax gain of $64 million, which is included in other income (expense), net, in the consolidated statement of operations for the year ended December 31, 2012.

In addition, during the year ended December 31, 2012, the Company recorded an income tax benefit of $19 million primarily related to the sale of Clearwire's Class A common stock.  The income tax benefit included the reversal of a $46 million valuation allowance against a deferred income tax asset associated with the Company's investment in Clearwire, which had been established due to the uncertainty of realizing the full benefit of such asset.  The Company reversed the valuation allowance as a result of its ability to fully realize the capital losses from the sale of its Clearwire interests by offsetting capital gains related to SpectrumCo's sale of its spectrum licenses.

In early 2012, TWC ceased making its existing wireless service available to new wireless customers. As a result, during the fourth quarter of 2011, the Company impaired $60 million of assets related to the provision of wireless service that would no longer be utilized. Of the $60 million noncash impairment, $44 million related to fixed assets and wireless devices and $16 million related to the remaining value of wireless wholesale agreements with Sprint Corporation (“Sprint”) and Clearwire that were recorded upon TWC's initial investment in Clearwire Communications in 2008.